SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Policies)	Dec. 31, 2021
Nine-months Ended September 30
Inventory

Inventory

Inventories consist of health supplements held for sale in the ordinary course of business. The Company uses the weighted average cost method to value its inventories at the lower of cost or market. An allowance for inventory was established in 2018 and is evaluated each quarter to determine if all items are still sellable due to expiration dates. As of September 30, 2022 and 2021, the total of inventory which was written off as an inventory allowance was $1,914,891 and $1,543,758.

Year Ended December 31
Inventory

Inventory

Inventories consist of health supplements held for sale in the ordinary course of business. The Company uses the weighted average cost method to value its inventories at the lower of cost or market. An allowance for inventory was established in 2018 and is evaluated each quarter to determine if all items are still sellable due to expiration dates. As of December 31, 2021 and 2020, the total of inventory which was written off as an inventory allowance was $1,914,891 and $1,892,008.